SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Non-controlling interests	$ 0	$ 0